Financing Activities (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans Managed, Securitized or Asset-backed Financing Arrangement
Asset backed securitization, Restricted assets of consolidated SPE	$ 0	$ 0	$ 136
Asset backed securitization, Restricted liabilities of consolidated SPE	0	0	73
Proceeds from sales of finance receivables and equipment on operating leases	206	207	16
Gain on sales of receivables	3	4	0
Off balance-sheet managed assets	291	235	225
Purchase of trade receivables from Caterpillar Entities
Amortization of receivables purchase discount	241	212	139
Retail finance leases
Loans Managed, Securitized or Asset-backed Financing Arrangement
Off balance-sheet managed assets	116	133	109
Retail installment sale contracts
Loans Managed, Securitized or Asset-backed Financing Arrangement
Off balance-sheet managed assets	66	48	73
Operating leases
Loans Managed, Securitized or Asset-backed Financing Arrangement
Off balance-sheet managed assets	60	15	36
Retail notes receivable
Loans Managed, Securitized or Asset-backed Financing Arrangement
Off balance-sheet managed assets	$ 49	$ 39	$ 7